Share-Based Payment Arrangements	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
SHARE-BASED PAYMENT ARRANGEMENTS	SHARE-BASED PAYMENT ARRANGEMENTS
As of December 31, 2023 and 2022, there were $18,260 thousand and $40,023 thousand of total unrecognized share-based payments, respectively. Share-based payments recognized for the years ended December 31, 2023, 2022 and 2021 were amounted to $26,324 thousand, $37,907 thousand and 5,038 thousand, respectively.
a.Restricted shares
Pursuant to the 2019 Equity Incentive Award Plan, Gogoro granted 8,901 thousand restricted shares (adjusted to 7,791 thousand restricted shares to reflect the 1:0.8752888353 share subdivision effected on the Closing Date) to certain executives and employees in September 2021, each of which will be settled in one ordinary share of Gogoro. The fair value of restricted shares on the grant date was $5.47 per share (adjusted to $6.25 per share to reflect the 1:0.8752888353 share subdivision effected on the Closing Date) derived from the income approach. 25% of the restricted shares are vested if the holders who are granted restricted shares remain employed by Gogoro at the end of each vesting period.
Subject to the terms of the 2019 Equity Incentive Award Plan, an award agreement may grant Gogoro a repurchase option exercisable upon the termination of a participant’s employment for any reason at a purchase price equal to the original purchase price per share paid by the purchaser to Gogoro for such shares, which repurchase option will lapse pursuant to terms set forth by the administrator. Once restricted share is purchased or received, participants will have the rights equivalent to those of a holder of shares. No adjustment will be made for a dividend or other right for which the record date is prior to the date the restricted share is purchased. Awards may not be transferred, assigned, pledged, donated or otherwise disposed of in any manner, other than with respect to options by the laws of wills and descent. Gogoro had not granted any additional awards under 2019 Equity Incentive Award Plan after September 2021 and such plan had been terminated on the Closing Date.
In relation to the Earnout Arrangement as disclosed in Note 13, eligible employees who are granted employee restricted shares are entitled to their pro rata portion of Earnout Shares if the employee restricted shares are vested in accordance with their terms. The rights to Earnout Shares of employees who are granted employee restricted shares were accounted for as a share-based payment transaction.
Information of restricted shares was as follows:

	Unit: in Thousands of Shares
	For the Year Ended December 31
	2023	2022	2021
Shares unvested as of January 1	5,569	7,791	—
Shares granted	—	—	7,791
Shares vested	(1,889)	(1,948)	—
Shares forfeited	(261)	(274)	—
Shares unvested as of December 31	3,419	5,569	7,791
For the years ended December 31, 2023, 2022 and 2021, the weighted average fair values at the measurement date of restricted shares granted were nil, nil and $6.25 per share (adjusted to reflect the 1:0.8752888353 share subdivision effected on the Closing Date), respectively. Refer to Note 17 for information in relation to share subdivision.
b.Restricted stock units (“RSUs”)
In March 2022, the board of directors approved the 2022 Equity Incentive Plan which became effective on the Closing Date. Pursuant to the 2022 Equity Incentive Plan, Gogoro granted RSUs to certain directors, executives, employees and others providing similar services, each of which will be settled in one ordinary share of Gogoro. The fair values of RSUs on the grant dates were measured using the quoted price in active markets. 25% of 3,674 thousand RSUs granted are vested if the holders who are granted RSUs remain appointed, employed or engaged by Gogoro at the end of each vesting period. 264 thousand RSUs granted were vested immediately on the grant dates.
Information of RSUs was as follows:

	Unit: in Thousands of Shares
	For the Year Ended December 31
	2023	2022
RSUs unvested as of January 1	3,614	—
RSUs granted	28	3,910
RSUs vested	(1,771)	(259)
RSUs forfeited	(175)	(37)
RSUs unvested as of December 31	1,696	3,614
For the years ended December 31, 2023 and 2022, the weighted average fair values at the measurement dates of RSUs granted were $3.25 and $5.04 per share, respectively.
c.Share options
Pursuant to the 2022 Equity Incentive Plan, Gogoro granted share options to certain directors, executives and employees, each of which entitles the holder to purchase one ordinary share of Gogoro. 25% of the share options are vested if the holders who are granted share options remain appointed, employed or engaged by Gogoro at the end of each vesting period.
Information of share options was as follows:

	For the Year Ended December 31
	2023		2022
	Options (in Thousands)	Weighted Average Exercise Price	Options (in Thousands)	Weighted Average Exercise Price
Options outstanding as of January 1	4,848	$5.20	—	$—
Options granted	6,430	3.01	4,874	5.20
Options forfeited	(74)	4.78	(25)	5.20
Options exercised	—	—	(1)	5.20
Options expired	(35)	5.20	—	—
Options outstanding as of December 31	11,169	3.94	4,848	5.20
Options exercisable as of December 31	4,457	4.18	1,217	5.20
The weighted average fair values at the measurement dates of the share options granted for the years ended December 31, 2023 and 2022 were $1.76 and $3.03, respectively. The weighted average share prices at the dates of exercise of the share options exercised for the years ended December 31, 2023 and 2022 were nil and $5.26, respectively. The ranges of exercise price of the share options outstanding as of December 31, 2023 and 2022 were $3.00 - $5.20 and $5.20, respectively. The share options outstanding as of December 31, 2023 and 2022 had weighted average remaining contractual lives of 9.18 years and 9.6 years, respectively.
The fair values of share options on the grant dates were derived from the Binomial Model. The inputs to the model were as follows:

	Share Options Granted in August 2023	Share Options Granted in May 2023	Share Options Granted in August 2022
Weighted average share price (in U.S. dollars per share)	$3.01	$2.94	$5.20
Weighted average exercise price (in U.S. dollars per share)	$3.01	$3.00	$5.20
Expected volatility	64.22%	64.87%	65.50%
Option life (in years)	10.0	10.0	10.0
Expected dividend yield	—%	—%	—%
Risk-free interest rate	4.25%	3.61%	2.86%
Expected early exercise multiple	2.2	2.8	2.2